Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 – ACCOUNTS RECEIVABLE, NET

	As of March 31,
	2026	2025

Accounts receivable	$9,060,238	$8,624,756
Less: allowance for credit losses	(7,779,173)	(7,670,556)
Accounts receivable, net	$1,281,065	$954,200

The following table represent the movement of the allowance for credit losses:

	For the years ended March 31,
	2026	2025

Balance at the beginning of the year	$7,670,556	$7,770,556
Additions charged to (recovery of) credit losses	108,617	(100,000)
Balance at the end of the year	$7,779,173	$7,670,556